Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain / Loss on derivative financial instruments	$ 949	$ (161)	$ 0
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(84)	(145)
Amortization of amount excluded from hedge effectiveness	1,888	(11)
Reclassification from accumulated other comprehensive income	(855)	(5)
Gain / Loss on derivative financial instruments	949	(161)
Realized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0	0
Amortization of amount excluded from hedge effectiveness	0	0
Reclassification from accumulated other comprehensive income	0	0
Gain / Loss on derivative financial instruments	0	0
Unrealized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(84)	(145)
Amortization of amount excluded from hedge effectiveness	1,888	(11)
Reclassification from accumulated other comprehensive income	(855)	(5)
Gain / Loss on derivative financial instruments	$ 949	$ (161)